Pension Benefits - Additional Information (Detail) - Pension defined benefit plans [member] $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 CAD ($)	Mar. 31, 2024 CAD ($)
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Per Hour Contribution	2.85
Post-employment benefit expense, defined contribution plans	$ 10.9		$ 13.1
Contribution to defined benefit plan	$ 20.0		$ 17.5
Estimate of contributions expected to be paid to plan for next annual reporting period		$ 29.1
Percentage deficit in the return on plan assets	10.00%		10.00%
Decrease In Other Comprehensive Income After Tax Due To Possible Percentage Deficit In The Return On Plan Assets	$ 105.0		$ 105.0
Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	10 years
Current Service Costs [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	17 years